Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	[1]	$ 4,494	$ 2,864	$ 2,701
Subcontractors		4,054	6,323	3,208
Depreciation and amortization		571	396	512
Cost of materials		572	347	922
Other research and development expenses		490	326	355
Total Research and development, net of participations		$ 10,181	$ 10,256	$ 7,698

[1]	The salary costs for the year ended December 31,2022 includes one time payment of $205 derived from termination agreement with the CMO of the company.